FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	$ 1,581	$ 1,535
Derivative financial assets	895	1,011	$ 1,439
Total financial assets	3,132	2,974
Total financial liabilities	656	428
Long-term debt (including current portion)	18,688	18,201	15,967
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,121	1,086
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	36	34	55
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,110	1,098	1,412
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		(109)	1
Fair value
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including current portion)	20,790	22,006
Fair value (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	1,581	1,535
Total financial assets	1,581	1,535
Total financial liabilities	0	0
Fair value (Level 1) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	0
Total financial assets	1,551	1,439
Total financial liabilities	656	428
Fair value (Level 2) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	11	0
Derivative financial liabilities	0	12
Fair value (Level 2) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	36	34
Fair value (Level 2) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,453	1,405
Derivative financial liabilities	343	307
Fair value (Level 2) | Fair value | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	40	0
Derivative financial liabilities	283	0
Fair value (Level 2) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	11	0
Derivative financial liabilities	30	109
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,551	1,439
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(11)	0	$ (29)
Derivative financial liabilities	0	12
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	36	34
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,453	1,405
Derivative financial liabilities	343	307
Before Offset Amount | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	40	0
Derivative financial liabilities	283	0
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	11	0
Derivative financial liabilities	$ 30	$ 109